INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)
Intangible assets
Value, at the beginning of the year	$ 157,019
Additions		$ (448)	$ (568)
Decreases		$ (169)
Value, at the end of the year	144,114		157,019
Allowance for obsolescence of inventories
Intangible assets
Value, at the beginning of the year	(9,413)		(9,537)
Additions	(212)		(325)
Decreases			449
Value, at the end of the year	$ (9,625)		$ (9,413)